Repurchase Reserve Liability (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Repurchase Reserve Liability [Abstract]
Repurchase reserve liability	$ 160	$ 160	$ 160	$ 160
Number of loans sold to the secondary market | Security	2,877	3,024
Balance of loans sold to the secondary market	$ 294,400	$ 312,100
Loss on repurchase	$ 2,000	$ 40,000